Commitments and contingencies - Research and development payments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	$ 175
2023
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	6
2024
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	18
2025
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	24
2026
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	3
2027
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	41
Thereafter
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	$ 83